INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		¥ 10,608,791	¥ 10,439,015
Additions		285,167	344,099
Acquisition of a subsidiary		188
Disposal		(11,168)	(6,827)
Disposal of subsidiaries		(562)
Amortization		(276,877)	(243,771)	¥ (255,098)
Transfer from property, plant and equipment		76,179	52,716
Impairment losses		(8,134)
Currency translation differences		(20,409)	23,559
Intangible assets and goodwill at end of period	$ 1,637,363	10,653,175	10,608,791	10,439,015
Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		2,346,853	2,345,837
Currency translation differences		(923)	1,016
Intangible assets and goodwill at end of period		2,345,930	2,346,853	2,345,837
Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		6,989,587	6,771,023
Additions		280,340	341,687
Amortization		(242,261)	(211,325)
Transfer from property, plant and equipment		53,565	42,165
Reclassification			36,686
Currency translation differences		(7,433)	9,351
Intangible assets and goodwill at end of period		7,073,798	6,989,587	6,771,023
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,131,586	1,143,482
Additions			1,190
Transfer from property, plant and equipment			10,408
Reclassification			(36,686)
Currency translation differences		(12,053)	13,192
Intangible assets and goodwill at end of period		1,119,533	1,131,586	1,143,482
Computer software and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		140,765	178,673
Additions		4,827	1,222
Acquisition of a subsidiary		188
Disposal		(11,168)	(6,827)
Disposal of subsidiaries		(562)
Amortization		(34,616)	(32,446)
Transfer from property, plant and equipment		22,614	143
Impairment losses		(8,134)
Intangible assets and goodwill at end of period		113,914	140,765	¥ 178,673
Gross
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		12,109,357
Intangible assets and goodwill at end of period		12,419,883	12,109,357
Gross | Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		2,346,853
Intangible assets and goodwill at end of period		2,345,930	2,346,853
Gross | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		8,231,287
Intangible assets and goodwill at end of period		8,554,713	8,231,287
Gross | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,131,586
Intangible assets and goodwill at end of period		1,119,533	1,131,586
Gross | Computer software and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		399,631
Intangible assets and goodwill at end of period		399,707	399,631
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(1,500,566)
Intangible assets and goodwill at end of period		(1,766,708)	(1,500,566)
Accumulated amortization and impairment | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(1,241,700)
Intangible assets and goodwill at end of period		(1,480,915)	(1,241,700)
Accumulated amortization and impairment | Computer software and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(258,866)
Intangible assets and goodwill at end of period		¥ (285,793)	¥ (258,866)